SHAREHOLDERS' EQUITY - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Stock-based compensation expense	$ 1,326	$ 682
Cost of revenues [Member] | Employees and Directors [Member]
Stock-based compensation expense	222	122
Research and development [Member] | Employees and Directors [Member]
Stock-based compensation expense	310	178
Marketing and Selling [Member] | Employees and Directors [Member]
Stock-based compensation expense	82	(18)
General and Administrative [Member] | Employees and Directors [Member]
Stock-based compensation expense	$ 712	$ 400